Non-cash transactions (Tables)	12 Months Ended
Dec. 31, 2023
Non-cash Transactions
Schedule of non cash transaction

	2023	2022	2021
Amortization of debt with investments (Financial investments / Loans and financing)	-	-	198,270
Restricted Cash Debt Amortization (Restricted Cash / Loans and Financing)	-	23,707	41,974
Right of Use of Flight Equipment (Property, Plant & Equipment / Leases Payable)	-	613,879	2,295,903
Right of Use non-aeronautical assets (Property, Plant & Equipment / Leases Payable)	252,654	181,392	-
Financial Lease Agreement Renegotiation (Property, Plant & Equipment / Leases Payable)	-	163,925	778,379
Write-off of lease agreements (other income/ leases payable)	46,007	2,328	-
Sale-leaseback (Property, plant and equipment / Leases)	307,391	2,454,534	209,065
Provision for aircraft return (Property, plant and equipment / Provisions)	36,296	(66,154)	27,024
Post-employment benefit actuarial gain (Provisions / Equity valuation adjustments)	34,503	17,516	41,524
Unrealized income (expenses) of derivatives (Derivative assets / Equity valuation adjustments)	-	305,488	328,955
Capital increase issuing shares to non-controlling shareholders (Share capital / Non-controlling interest)	-	-	606,839
Capital Reserve Recognized	-	-	744,450
Income (Expenses) on the Sale of Treasury Shares	-	21	279
Transfer of Treasury Shares	19,472	2,567	19,834
Deposit for guarantee	235,383	38,931	-
Fair value gain on transaction with controller (loans/capital reserve)	844,542	-	-
Conversion of SSN 2028 into ESSN 2028 (loans/financing)	6,407,576	-	-
Deferred income tax on foreign exchange variation in subsidiaries	2,902	-	-
Issuance of Senior Secured Amortizing Notes (Deposits/ Loans and financing/ Leases)	-	1,003,279	-